11. INVESTMENTS IN SUBSIDIARIES ACCOUNTED FOR USING EQUITY METHOD (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	$ 531,907,388	$ 520,469,187
Assets, non-current	524,919,199	495,369,399	$ 472,629,607
Liabilities, current	320,692,140	294,869,962
Liabilities, non-current	184,901,211	203,262,004
Revenue	94,809,120	106,703,465	118,460,681
Profit (loss)	5,844,668	8,422,914	11,001,526
Vina Almaviva S.A
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	14,941,923	14,599,838	10,270,928
Assets, non-current	15,246,538	14,957,260	14,392,409
Liabilities, current	3,218,557	4,584,503	3,047,600
Liabilities, non-current	904,174	1,001,852	0
Equity	26,065,730	23,970,743	21,615,737
Revenue	9,981,785	8,976,072	7,046,112
Profit (loss)	3,920,528	3,461,647	2,723,144
Innovacion Tecnologica Vitivinicola S.A.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	92,881	92,881	92,881
Assets, non-current	0	0	0
Liabilities, current	65,010	65,010	65,010
Liabilities, non-current	0	0	0
Equity	27,871	27,871	27,871
Revenue	0	0	0
Profit (loss)	0	0	0
Industria Corchera S.A
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	10,959,250	13,658,912	15,124,293
Assets, non-current	2,541,502	4,016,480	4,493,605
Liabilities, current	3,816,265	8,635,847	10,615,493
Liabilities, non-current	0	15,520	76,887
Equity	9,684,487	9,024,025	8,925,518
Revenue	16,036,230	14,583,429	13,081,697
Profit (loss)	602,180	117,306	(156,136)
Southern Brewing Company S.A
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	1,999,102	1,824,493	1,257,833
Assets, non-current	15,572,990	7,484,001	6,870,837
Liabilities, current	2,593,184	2,424,698	2,108,291
Liabilities, non-current	1,747,990	1,245,530	793,718
Equity	13,230,918	5,638,266	5,226,661
Revenue	4,403,610	3,224,077	2,875,674
Profit (loss)	442,593	411,604	210,043
Excelsior Wine Company
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	16,426,703	20,866,607	23,427,935
Assets, non-current	0	0	0
Liabilities, current	12,585,675	15,007,478	14,240,662
Liabilities, non-current	132,711	400,316	376,728
Equity	3,708,317	5,458,813	8,810,545
Revenue	55,297,272	74,446,666	90,583,689
Profit (loss)	870,579	4,771,456	524,692
Alpha Cave
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	1,624,103	1,297,420	1,048,913
Assets, non-current	570,775	601,387	640,917
Liabilities, current	3,410,033	2,391,551	1,768,487
Liabilities, non-current	107,974	30,873	42,438
Equity	(1,323,129)	(523,617)	(121,095)
Revenue	1,078,436	275,027	0
Profit (loss)	(279,211)	(418,706)	(298,300)
VCT Japan Company
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	905,939	753,778	616,885
Assets, non-current	3,895	5,394	4,205
Liabilities, current	676,888	485,225	227,193
Liabilities, non-current	0	0	0
Equity	232,946	273,947	393,897
Revenue	1,653,033	1,026,889	278,766
Profit (loss)	(16,605)	(73,978)	(51,585)
EscaladeWS
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	2,746,987	3,115,346	3,039,555
Assets, non-current	1,461,040	1,187,894	1,217,971
Liabilities, current	1,461,659	2,055,092	2,129,739
Liabilities, non-current	1,548,261	1,243,612	1,259,905
Equity	1,198,107	1,004,536	867,882
Revenue	5,274,441	4,171,305	4,594,743
Profit (loss)	191,189	153,585	49,668
Beer Garden Bellavista S.p.A.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	76,287
Assets, non-current	1,427,159
Liabilities, current	256,280
Liabilities, non-current	36,000
Equity	1,211,166
Revenue	1,084,313
Profit (loss)	113,415
Associates
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	49,773,175	56,209,275	54,879,223
Assets, non-current	36,823,899	28,252,416	27,619,944
Liabilities, current	28,083,551	35,649,404	34,202,475
Liabilities, non-current	4,477,110	3,937,703	2,549,676
Equity	$ 54,036,413	$ 44,874,584	$ 45,747,016